Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Operating activities
Net loss for the year	$ (30,076)	$ (13,444)
Adjustments for:
Depletion and amortization	103,210	74,321
Income tax (recovery) expense	(19,405)	31,542
Finance expenses	44,191	45,987
Finance income	(3,920)	(5,175)
Accretion expense	60,442	46,937
Call premium on settlement of debt	0	9,571
Recognition of deferred revenue	(5,706)	(5,776)
Changes in derivatives and other fair value instruments	91,011	(4,799)
Foreign exchange (gain) loss	(32,974)	52,299
Gain on Cariboo acquisition	0	(47,426)
Gain on acquisition of control of Gibraltar	0	(14,982)
Inventory sold or processed with write-ups to net realizable value	0	26,349
Deferred revenue deposit	0	18,244
Share-based compensation expense	21,971	9,425
Other operating activities	(6,063)	3,625
Net change in working capital	(3,123)	5,917
Cash provided by operating activities	219,558	232,615
Investing activities
Gibraltar capitalized stripping costs	(80,939)	(30,635)
Gibraltar capital expenditures	(68,970)	(52,503)
Florence Copper development costs	(269,465)	(231,044)
Other project development costs	(8,894)	(4,224)
Acquisition of Cariboo, net of cash acquired	0	(9,665)
Release of restricted cash	0	12,500
Net outflows related to copper price options	(1,494)	(6,770)
Other investing activities	3,920	4,449
Cash used for investing activities	(425,842)	(317,892)
Financing activities
Interest paid	(73,437)	(70,302)
Net proceeds from issuance of senior secured notes	0	670,419
Repayment of senior secured notes and call premium	0	(556,491)
Repayment of revolving credit facility	0	(26,494)
Net proceeds from New Prosperity Transaction	71,778	0
Proceeds from Florence financings	18,934	120,090
Repayment of Florence equipment financings	(6,905)	(5,758)
Proceeds from Gibraltar equipment financings	0	15,673
Repayment of Gibraltar equipment financings	(33,377)	(29,948)
Payment of Cariboo consideration payable	(16,645)	0
Net proceeds from share issuances	258,597	37,340
Proceeds from exercise of share options	5,556	2,632
Cash provided by financing activities	224,501	157,161
Effect of exchange rate changes on cash	(2,988)	4,371
Increase in cash	15,229	76,255
Cash, beginning of year	172,732	96,477
Cash, end of year	$ 187,961	$ 172,732